CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	¥ 279,514	¥ 266,235
Investment properties	35,027	35,058
Intangible assets	31,581	36,584
Prepayments and deposits	7,051	6,704
Deferred income tax assets	23,314	53,560
Total non-current assets	376,487	398,141
Current assets
Inventories	18,798	14,907
Trade receivables	6,399	8,793
Other receivables, deposits and prepayments	42,190	18,379
Amounts due from related parties	1,656	2,156
Restricted cash	5,102	1,012
Cash and cash equivalents	60,259	42,836
Total current assets	134,404	88,083
Total assets	510,891	486,224
Equity attributable to owners of the Company
Share capital	998	998
Treasury shares	(2,023)	(2,023)
Accumulated losses	(1,251,495)	(1,198,148)
Other reserves	1,231,920	1,229,630
Total equity attributable to owners of parent	(20,600)	30,457
Non-controlling interests	(22,633)	(21,111)
Total equity	(43,233)	9,346
Non-current liabilities
Borrowings	15,171	13,723
Lease liabilities	110,400	61,115
Total non-current liabilities	125,571	74,838
Current liabilities
Trade payables	34,748	48,373
Accruals, other payables and provisions	42,412	43,147
Contract liabilities	186,066	193,931
Borrowings	129,081	72,215
Lease liabilities	25,933	32,251
Current income tax liabilities	10,313	12,123
Total current liabilities	428,553	402,040
Total liabilities	554,124	476,878
Total equity and liabilities	¥ 510,891	¥ 486,224